Net income attributable to Alexandria Real Estate Equities, Inc.	12 Months Ended
Dec. 31, 2011
Net income attributable to Alexandria Real Estate Equities, Inc.
Net income attributable to Alexandria Real Estate Equities, Inc.

11. Net income attributable to Alexandria Real Estate Equities, Inc.

The following table shows income (loss) from continuing and discontinued operations attributable to Alexandria Real Estate Equities, Inc. for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	Year Ended December 31,
	2011	2010	2009
Income from continuing operations	$136,235	$78,474	$135,016
Less: net income attributable to noncontrolling interests	(3,975)	(3,729)	(7,047)
Add: gain on sale of land parcel	46	59,442	–
Income from continuing operations attributable to Alexandria Real Estate Equities, Inc.	132,306	134,187	127,969

(Loss) income from discontinued operations, net	(888)	1,106	6,632
Less: net income attributable to noncontrolling interests	–	–	–
(Loss) income from discontinued operations attributable to Alexandria Real Estate Equities, Inc, net	$(888)	$1,106	$6,632

Net income attributable to Alexandria Real Estate Equities, Inc.	$131,418	$135,293	$134,601